Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Sep. 30, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Management and Strategy

As a part of our overall risk management, PicoCELA management and the board of directors    regularly engage in the cybersecurity risk management process which is scoped to include the Company’s daily operations. As of the date of this annual report, the Company has not engaged any third-party service providers in this regard. We have instituted a comprehensive cybersecurity risk management program that employs various methods to monitor and assess our threat environment and risk profile. These methods include the use of manual and automated tools, conducting scans of the threat environment, evaluating our and our industry’s risk profile, evaluating threats reported to us and conducting vulnerabilities assessments. We have company-wide policies and procedures in place that further enhance our ability to identify and manage cybersecurity risks. Our employees receive ongoing training under our security policies.

In the fiscal year ended September 30, 2024, we did not detect any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition.

Although risks from cybersecurity threats have not to date materially affected, and we do not believe they are reasonably likely to materially affect, us, our business strategy, results of operations or financial condition, we may, from time to time, experience threats to and security incidents related to our data and systems.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As a part of our overall risk management, PicoCELA management and the board of directors
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Board Oversight

At the board level, cybersecurity risk management has been delegated to Hideaki Horikiri, the CFO and Director, who oversees the Company’s risk management function. A cybersecurity manager reports to the CFO and Director through the Company’s enterprise risk management process to provide updates on the Company’s cybersecurity risks, cybersecurity risk management, cyber incident response and respective developments within the organization.

Cybersecurity Risk Role of Management [Text Block]	Management Role

Our cybersecurity manager  is responsible for identifying and assessing cybersecurity risks under the supervision of our CFO and Director on an ongoing basis, establishing processes designed to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation and remediation measures, and maintaining cybersecurity programs. Our cybersecurity programs are managed under the direction of our cybersecurity manager, and our cybersecurity manager, directly or indirectly by deploying third-party cybersecurity services, monitors the prevention, detection, mitigation, and remediation of cybersecurity risks. The cybersecurity manager regularly updates CFO and Director on the Company’s cybersecurity programs, material cybersecurity risks and mitigation strategies and provides regular cybersecurity updates.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	responsible for identifying and assessing cybersecurity risks under the supervision of our CFO and Director on an ongoing basis, establishing processes designed to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation and remediation measures, and maintaining cybersecurity programs.